PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Summary of prepaid expenses and other current assets

	December 31,
	2021	2020
Prepaid expenses	$3,349,990	$1,305,088
Deposits	59,925	226,189
Other receivables	80,531	17,440
Total	$3,490,446	$1,548,717